Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Non-current Assets
Long-term deposits	¥ 1,025,566		¥ 653,030
Prepayments for purchase of property, plant and equipment	676,438		1,051,415
Deductible VAT input, non-current	412,696		263,390
Others	89,318		16,998
Less: Allowance for credit losses	(7,468)		(3,757)
Total	¥ 2,196,550	$ 308,787	¥ 1,981,076